15. Non-financial assets and liabilities (Details 7) - Annual Salary Assumed - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
One Percentage Point Increase
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 27,115	$ 27,872
One Percentage Point Decrease
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ (23,487)	$ (24,089)